Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated income statements [Abstract]
Revenue	$ 210,403	$ 221,452
Other operating income	29,538	26,439
Employee benefit expenses	(11,717)	(5,316)
Depreciation, amortization, and impairment charges	(109,619)	(75,736)
Other operating expenses	(65,815)	(63,486)
Operating profit	52,790	103,353
Financial income	1,207	286
Financial expense	(96,008)	(101,503)
Net exchange differences	(1,621)	866
Other financial income/(expense), net	(4,112)	1,062
Financial expense, net	(100,534)	(99,289)
Share of profit/(loss) of associates carried under the equity method	(668)	1,823
Profit/(loss) before income tax	(48,412)	5,887
Income tax	10,147	(9,577)
Profit/(loss) for the period	(38,265)	(3,690)
(Loss)/Profit attributable to non-controlling interests	(2,246)	(5,267)
Profit/(loss) for the period attributable to the Company	$ (40,511)	$ (8,957)
Weighted average number of ordinary shares outstanding (in shares)	101,602	100,217
Basic and diluted earnings per share (in dollars per share)	$ (0.40)	$ (0.09)